Form N-1A Cover	May 29, 2024
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	CALAMOS INVESTMENT TRUST/IL
Entity Central Index Key	0000826732
Entity Investment Company Type	N-1A
Document Period End Date	May 29, 2024
Prospectus Date	Mar. 01, 2024
Supplement to Prospectus [Text Block]

CALAMOS INVESTMENT TRUST

(the “Trust”)

Supplement dated May 29, 2024 to the CALAMOS® FAMILY OF FUNDS

Prospectus and Statement of Additional Information, dated March 1, 2024

This supplement updates certain information contained in the Prospectus and Statement of Additional Information noted above and should be attached to the Prospectus and Statement of Additional Information and retained for future reference.